Label	Element	Value
Lord Abbett Global Equity Research Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Equity Research Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 242 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 141% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	141.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a diversified portfolio of equity securities of global issuers across all market capitalizations. Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of foreign and U.S. companies. Under normal conditions, the Fund invests at least 40% of its net assets in securities of non-U.S. companies, unless the index designated by the Fund as its benchmark includes less than 40% of its net assets in securities of non-U.S. companies, in which case the Fund would invest at least 30% of its net assets in such securities. The benchmark does not otherwise constrain the Fund’s ability to make investments. The Fund normally invests in companies located in at least three countries outside of the U.S. The Fund uses a ‘‘blend’’ strategy to gain investment exposure to both growth and value stocks, or to stocks with characteristics of both.

Equity securities in which the Fund may invest include common stocks, preferred stocks, equity interests in trusts (including real estate investment trusts and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, other instruments convertible or exercisable into the foregoing, and other investments with similar economic characteristics.

The Fund invests in foreign companies whose securities may be traded on U.S. or non-U.S. securities exchanges, may be denominated in the U.S. dollar or other currencies, and may include American Depositary Receipts (‘‘ADRs’’) and other similar depositary receipts. Although the Fund is not required to hedge its exposure to any currency, it may choose to do so. The Fund may invest without limitation in securities of issuers of foreign countries, including emerging market countries.

The Fund’s portfolio management team invests in value and growth companies that it believes to be undervalued relative to their fundamentals. Value companies are those that the Fund’s portfolio management team believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and to have the potential for capital appreciation. Growth companies are those that the Fund’s portfolio management team believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level. The Fund may engage in active and frequent trading of its portfolio securities.

The Fund may invest in unaffiliated exchange-traded funds (‘‘ETFs’’). The Fund’s investments in ETFs and other investment companies in the aggregate are subject to a limit of 10% of the Fund’s total assets.

Consistent with its investment objective and policies, the Fund may invest in derivatives. The Fund may use derivatives for risk management purposes, including to hedge against a decline in the value of certain investments and to adjust the investment characteristics of its portfolio. The Fund also may invest in derivatives for non-hedging purposes to increase its investment return or income. For example, the Fund may manage cash by investing in futures or other derivatives that provide efficient short-term investment exposure to broad equity markets. Some examples of the types of derivatives in which the Fund may invest are forward contracts, futures, options, and swap agreements.

The investment team may also consider the risks and return potential presented by environmental, social, and governance (ESG) factors in investment decisions. The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, or shows signs of deteriorating fundamentals, among other reasons. The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

● Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

● Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

● Equity Securities Risk: Equity securities, as well as equity-like securities such as convertible debt securities, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

● Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, its exposure to specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. If the Fund overweights a single industry or sector relative to its benchmark index, the Fund will face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that industry or sector. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole.

● Foreign and Emerging Market Company Risk: Investments in foreign companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign company securities also include ADRs. ADRs may be less liquid than the underlying shares in their primary trading market. Foreign securities also may subject the Fund’s investments to changes in currency exchange rates. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks. Investments in emerging markets may be considered speculative and generally are riskier than investments in more developed markets because such markets tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. Companies with economic ties to emerging markets may be susceptible to the same risks as companies organized in emerging markets.

● Foreign Currency Risk: Investments in securities denominated in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged. Foreign currency exchange rates may fluctuate significantly over short periods of time.

● Geographic Focus Risk: To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such region may have a greater impact on Fund performance.

● Large Company Risk: Larger, more established companies may be less able to respond quickly to certain market developments. In addition, larger companies may have slower rates of growth as compared to successful, but less well-established, smaller companies, especially during market cycles corresponding to periods of economic expansion.

● Mid-Sized and Small Company Risk: Investments in mid-sized and small companies may involve greater risks than investments in larger, more established companies. As compared to larger companies, mid-sized and small companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or operate in less established markets. Accordingly, securities of mid-sized and small companies tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term. The securities of mid-sized and small companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future.

● Blend Style Risk: Growth stocks typically trade at higher multiples of current earnings than other stocks. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, prices of growth stocks typically fall. Growth stocks may be more volatile than securities of slower-growing issuers. The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth. Value investing also is subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced. A portfolio that combines growth and value styles may diversify these risks and lower its volatility, but there is no assurance this strategy will achieve that result.

● Derivatives Risk: The risks associated with derivatives may be different from and greater than the risks associated with directly investing in securities and other investments. Derivatives may increase the Fund’s volatility and reduce its returns. The risks associated with derivatives include, among other things, the following:

● The risk that the value of a derivative may not correlate with the value of the underlying asset, rate, or index in the manner anticipated by the portfolio management team and may be more sensitive to changes in economic or market conditions than anticipated.

● Derivatives may be difficult to value, especially under stressed or unforeseen market conditions.

● The risk that the counterparty may fail to fulfill its contractual obligations under the derivative contract. Central clearing of derivatives is intended to decrease counterparty risk but does not eliminate it.

● The Fund may be required to segregate permissible liquid assets to cover its obligations under these transactions and may have to liquidate positions before it is desirable to do so to fulfill its segregation requirements.

● The risk that there may not be a liquid secondary trading market for the derivative, or that the Fund may otherwise be unable to sell or otherwise close a derivatives position when desired, exposing the Fund to additional losses.

● Because derivatives generally involve a small initial investment relative to the risk assumed (known as leverage), derivatives can magnify the Fund’s losses and increase its volatility.

● The Fund’s use of derivatives may affect the amount, timing, and character of distributions, and may cause the Fund to realize more short-term capital gain and ordinary income than if the Fund did not use derivatives.

Derivatives may not perform as expected and the Fund may not realize the intended benefits. Whether the Fund’s use of derivatives is successful will depend on, among other things, the portfolio managers’ ability to correctly forecast market movements and other factors. If the portfolio managers incorrectly forecast these and other factors, the Fund’s performance could suffer. In addition, given their complexity, derivatives are subject to the risk that improper or misunderstood documentation may expose the Fund to losses.

● ETF Risk: Investments in ETFs are subject to a variety of risks, including the risks associated with a direct investment in the underlying securities that the ETF holds. For example, (i) there can be no assurance that active trading markets for an ETF’s shares will develop or be maintained, and (ii) ETF shares may trade at a significant premium or discount to the ETF’s NAV. In addition, ETFs that track particular indices typically will be unable to match the performance of the index exactly due to the ETF’s operating expenses and transaction costs, among other things. ETFs typically incur fees that are separate from those fees incurred directly by the Fund. As a result, the Fund and its shareholders, in effect, will absorb two levels of fees with respect to investments in ETFs.

● Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be less able to sell illiquid securities at its desired time or price. It may be more difficult for the Fund to value its investments in illiquid securities than more liquid securities.

● High Portfolio Turnover Risk: High portfolio turnover may result in increased transaction costs, reduced investment performance, and higher taxes resulting from increased realized capital gains, including short-term capital gains taxable as ordinary income when distributed to shareholders.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the ‘‘More Information About the Funds – Principal Risks’’ section in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-522-2388
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lordabbett.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart (per calendar year) - Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter 2nd Q 2020 +21.84%	Worst Quarter 1st Q 2020 -21.78%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.78%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2020)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund’s average annual total returns include applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses, but reflects deduction of withholding taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Lord Abbett Global Equity Research Fund | MSCI All Country World Index with Net Dividends (reflects no deduction for fees or expenses, but reflects deduction of withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.26%
Life of Class	rr_AverageAnnualReturnSinceInception	12.93%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jan. 18, 2017
Lord Abbett Global Equity Research Fund | MSCI All Country World Index with Gross Dividends (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.82%
Life of Class	rr_AverageAnnualReturnSinceInception	13.53%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jan. 18, 2017
Lord Abbett Global Equity Research Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1],[2]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.32%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.42%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 662
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,515
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,380
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,595
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	662
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,515
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,380
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,595
Annual Return 2018	rr_AnnualReturn2018	(9.47%)
Annual Return 2019	rr_AnnualReturn2019	26.22%
Annual Return 2020	rr_AnnualReturn2020	23.57%
1 Year	rr_AverageAnnualReturnYear01	16.46%
Life of Class	rr_AverageAnnualReturnSinceInception	12.40%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jan. 18, 2017
Lord Abbett Global Equity Research Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.17%
Life of Class	rr_AverageAnnualReturnSinceInception	11.02%
Lord Abbett Global Equity Research Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.65%
Life of Class	rr_AverageAnnualReturnSinceInception	9.32%
Lord Abbett Global Equity Research Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1],[4]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.07%	[5]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.42%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.65%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 268
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,215
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,261
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,721
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,215
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,261
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,721
1 Year	rr_AverageAnnualReturnYear01	21.62%
Life of Class	rr_AverageAnnualReturnSinceInception	13.25%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jan. 18, 2017
Lord Abbett Global Equity Research Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	3.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.17%	[5]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.42%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	953
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,845
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,138
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	953
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,845
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,138
1 Year	rr_AverageAnnualReturnYear01	23.64%
Life of Class	rr_AverageAnnualReturnSinceInception	14.27%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jan. 18, 2017
Lord Abbett Global Equity Research Fund | Class F3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.03%	[5]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.42%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.61%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	912
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,778
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,018
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	62
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	912
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,778
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,018
1 Year	rr_AverageAnnualReturnYear01	23.88%
Life of Class	rr_AverageAnnualReturnSinceInception	14.45%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Apr. 04, 2017
Lord Abbett Global Equity Research Fund | Class F3 | MSCI All Country World Index with Net Dividends (reflects no deduction for fees or expenses, but reflects deduction of withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.26%
Life of Class	rr_AverageAnnualReturnSinceInception	12.37%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Apr. 04, 2017
Lord Abbett Global Equity Research Fund | Class F3 | MSCI All Country World Index with Gross Dividends (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.82%
Life of Class	rr_AverageAnnualReturnSinceInception	12.96%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Apr. 04, 2017
Lord Abbett Global Equity Research Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.07%	[5]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.42%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	924
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,053
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	66
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	924
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,797
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,053
1 Year	rr_AverageAnnualReturnYear01	23.75%
Life of Class	rr_AverageAnnualReturnSinceInception	14.38%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jan. 18, 2017
Lord Abbett Global Equity Research Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	3.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.67%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.42%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,100
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,078
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,553
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,100
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,078
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,553
Lord Abbett Global Equity Research Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	3.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.57%	[5]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.42%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,070
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,032
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,472
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,070
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,032
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,472
1 Year	rr_AverageAnnualReturnYear01	23.27%
Life of Class	rr_AverageAnnualReturnSinceInception	13.82%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jan. 18, 2017
Lord Abbett Global Equity Research Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.32%	[5]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.42%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	997
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,915
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,265
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	997
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,915
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,265
1 Year	rr_AverageAnnualReturnYear01	23.51%
Life of Class	rr_AverageAnnualReturnSinceInception	14.09%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jan. 18, 2017
Lord Abbett Global Equity Research Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.07%	[5]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.42%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	924
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,053
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	66
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	924
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,797
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,053
1 Year	rr_AverageAnnualReturnYear01	23.84%
Life of Class	rr_AverageAnnualReturnSinceInception	14.38%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jan. 18, 2017
Lord Abbett Global Equity Research Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.03%	[5]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.42%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.61%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	912
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,778
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,018
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	62
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	912
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,778
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,018
1 Year	rr_AverageAnnualReturnYear01	23.80%
Life of Class	rr_AverageAnnualReturnSinceInception	14.41%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Jan. 18, 2017

[1]	A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.
[2]	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[3]	For the period from March 1, 2021 through February 28, 2022, Lord, Abbett & Co. LLC (“Lord Abbett”) has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding any applicable 12b-1 fees, acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.61% for each of Class F3 and R6 shares and to an annual rate of 0.65% for each other class. This agreement may be terminated only by the Fund’s Board of Trustees.
[4]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.
[5]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.